Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Document Creation Date	dei_DocumentCreationDate	Feb. 25, 2016